Government Securities Delaware, LLC, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

              As of December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Assets:       Investments, at value (identified cost-$1,000,000,000)........................                         $1,000,000,000
              Cash..........................................................................                                 52,000
              Unrealized appreciation on reverse repurchase agreement......................                              61,676,260
              Receivables:
                   Interest on notes........................................................    $27,104,423
                   Reverse repurchase agreement - net.......................................        563,590
                   Interest rate swaps - net................................................        401,902              28,069,915
                                                                                                -----------          --------------
              Total assets.................................................................                           1,089,798,175
                                                                                                                     ==============

-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:  Unrealized depreciation on interest rate swaps-net............................                                 51,461

              Payables:
                     Dividends to unit holders..............................................      6,128,837
                     Administrator .........................................................          9,783               6,138,620
                                                                                                -----------          --------------
              Total liabilities............................................................                               6,190,081
                                                                                                                     --------------

-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets....................................................................                         $1,083,608,094
                                                                                                                     ==============

------------------------------------------------------------------------------------------------------------------------------------
Net Assets    Beneficial Interest, par value $500 (2,000,200 units authorized) and
Consist of:      additional paid-in capital.................................................                         $1,021,877,523
              Undistributed investment income-net...........................................                                105,772
              Unrealized appreciation on investments, reverse repurchase agreement
                 and interest rate swaps-net................................................                             61,624,799
                                                                                                                     --------------
              Total- Equivalent to $541.78 net asset value per unit based on
                 2,000,104 units outstanding................................................                         $1,083,608,094
                                                                                                                     ==============

-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2000

STATEMENT OF OPERATIONS

                                For the Period August 10, 2000+ to December 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
Investment                      Interest earned on notes.................................................             $27,104,423
Income:                         Interest on reverse repurchase agreement - net...........................                 563,590
                                Interest income on swaps - net...........................................                 401,902
                                                                                                                      -----------
                                Total income.............................................................              28,069,915
                                                                                                                      -----------

---------------------------------------------------------------------------------------------------------------------------------
Expenses:                       Administrative fee  .....................................................                   9,783
                                                                                                                      -----------
                                Total expenses...........................................................                   9,783
                                                                                                                      -----------
                                Investment income-net....................................................              28,060,132
                                                                                                                      -----------

---------------------------------------------------------------------------------------------------------------------------------
Unrealized Gain                 Unrealized appreciation on investments, reverse repurchase
on Investments,                    agreement and interest rate swaps-net.................................              61,624,799
Reverse Repurchase                                                                                                    -----------
Agreement and Interest          Net Increase in Net Assets Resulting from Operations.....................             $89,684,931
Rate Swaps-Net:                                                                                                       ===========
---------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.

                         Government Securities Delaware, LLC, December 31, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        For the Period
                                                                                                       August 10, 2000+
                                                                                                        to December 31,
                  Increase (Decrease) in Net Assets:                                                          2000
----------------------------------------------------------------------------------------------------------------------

Operations:       Investment income-net.................................................................   $28,060,132
                  Unrealized appreciation on investments, reverse repurchase agreement and
                     interest rate swaps-net............................................................    61,624,799
                                                                                                        --------------
                  Net increase in net assets resulting from operations..................................    89,684,931
                                                                                                        --------------

----------------------------------------------------------------------------------------------------------------------
Dividends         Investment income-net:................................................................    (6,128,837)
to                                                                                                      --------------
Unit Holders      Net decrease in net assets resulting from dividends to unit holders...................    (6,128,837)
                                                                                                        --------------

----------------------------------------------------------------------------------------------------------------------
Beneficial        Net increase in net assets derived from beneficial interest transactions.............. 1,000,052,000
Interest                                                                                                --------------
Transactions:

----------------------------------------------------------------------------------------------------------------------
Net Assets:       Total increase in net assets.......................................................... 1,083,608,094
                  Beginning of period...................................................................            --
                                                                                                        --------------
                  End of period*........................................................................$1,083,608,094
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
                  * Undistributed investment income-net.................................................      $105,772
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2000

Financial Highlights

                                                                                                                   For the Period
The following per share data and ratios have been derived                                                         August 10, 2000+
from information provided in the financial statements.                                                             to December 31,
Increase (Decrease) in Net Asset Value:                                                                                 2000
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating         Net asset value, beginning of period....................................................    $500.00
Performance:                                                                                                         ----------
                            Investment income - net.................................................................      14.03
                            Realized and unrealized gain on investments, reverse repurchase agreement
                               and interest rate swaps - net........................................................      30.81
                                                                                                                     ----------
                            Total from investment operations........................................................      44.84
                                                                                                                     ----------
                            Less dividends to unit holders from investment income - net.............................      (3.06)
                                                                                                                     ----------
                            Net asset value, end of period..........................................................    $541.78
                                                                                                                     ==========

-------------------------------------------------------------------------------------------------------------------------------
Total Investment Return:    Based on net asset value per share......................................................      9.00% #
                                                                                                                     ==========

-------------------------------------------------------------------------------------------------------------------------------
Ratios Based on             Total expenses..........................................................................       .00% *
Average Net Assets:                                                                                                  ==========
                            Total investment income - net...........................................................      6.88% *
                                                                                                                     ==========

-------------------------------------------------------------------------------------------------------------------------------
Supplemental                Net assets, end of period (in thousands)................................................ $1,083,608
Data:                                                                                                                ==========
                            Portfolio turnover......................................................................    100.25%
                                                                                                                     ==========

-------------------------------------------------------------------------------------------------------------------------------

* Annualized.
+ Commencement of operations.
# Aggregate total investment return.

See Notes to Financial Statements.

Government Securities Delaware, LLC
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair valued as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

o Reverse repurchase agreements - The Company is authorized to enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income and swap income or expense are recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual divided of at least 7.125% to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

(h) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $21,825,523 have been reclassified between undistributed net investment income and beneficial interest. These reclassifications have no effect on net assets or net asset value per share.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. FAM will be responsible for all other expenses of the Company, including, but not limited to, legal and auditing expenses and custodial and printing fees.

Accounting services were provided to the Company by FAM. Merrill Lynch Investment Partners, Inc. ("MLIP"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company 's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A R.L., a wholly-owned subsidiary of ML & Co.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 125, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

      The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from Merrill Lynch Capital Services, Inc. ("ML Capital Services") pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points through September 15, 2000 and at 1-month LIBOR plus 8 basis points thereafter. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 (the fixed payment in the first period only will be $34,612) and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIP.

3. Investments:

Net unrealized gains (losses) as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Unrealized Gains
                                                     (Losses)
--------------------------------------------------------------------------------
Reverse repurchase agreement............           $61,676,260
Interest rate swaps.....................               (51,461)
                                                 ----------------
Total...................................           $61,624,799
                                                 ================

--------------------------------------------------------------------------------

As of December 31, 2000, there was no net unrealized appreciation for Federal income tax purposes. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $1,000,000,000.

The Company has entered into the following interest rate swaps as of December 31, 2000:

--------------------------------------------------------------------------------

                                 Interest Received                Interest Paid
                                 -----------------                -------------
Notional                                                                                   Expiration
Amount           .       Current Rate       Type         Current Rate         Type            Date
------------------------------------------------------------------------------------------------------
$1,000,000,000            5.726%          Variable*         6.69%           Variable**     08/15/2009
$2,500,000........        5.73%           Variable***       NA               Fixed****     08/15/2009
------------------------------------------------------------------------------------------------------

     * A fixed rate of 1.1575% and 6-month LIBOR, reset each February 15 and August 15, minus 1.09%.
    ** 1-month LIBOR, reset on the 15th of each month, plus .07%, compounded. *** 6-month LIBOR, reset each February 15 and August 15, minus 1.09%
  **** Semi-annual payments of $41,112.

4. Capital Stock Transactions:

On August 10, 2000, ML SSG S.A R.L. contributed $1,000,000,000 in cash to the Company in exchange for 2,000,000 Units. Each Unit represents a $500 capital contribution to the Company. The Units are divided into a single class, each Unit representing an equal, proportionate interest in the Company, none having priority or preference over another.

In addition, the Company sold an aggregate of 104 Units to a group of individual accredited investors for $52,000.

The Company will redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers.

5. Subsequent Event:

On February 15, 2001, the Company's Board of Managers declared an ordinary income dividend in the amount of $15.234039 per unit, payable on February 15, 2001 to unit holders of record as February 15, 2001.

INDEPENDENT AUDITORS' REPORT

To the Unit Holders and Board of Managers of
Government Securities Delaware, LLC

We have audited the accompanying statement of assets and liabilities of Government Securities Delaware, LLC, including the schedule of investments, as of December 31, 2000, and the related statements of operations, changes in net assets, and the financial highlights for the period August 10, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Securities Delaware, LLC as of December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for period August 10, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2001

Government Securities Delaware, LLC

Annual Report
December 31, 2000

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                       Government Securities Delaware, LLC     December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

--------------------------------------------------------------------------------------------------------------------
                             Face                     Investments                                          Value
                            Amount
--------------------------------------------------------------------------------------------------------------------
Notes -                 $ 500,000,000   Merrill Lynch & Co., Inc., Floating Rate Note, 6.78%           $ 500,000,000
92.3%                                   due 8/15/2009

                          500,000,000   Merrill Lynch Capital Services, Inc., Floating                   500,000,000
                                        Rate Notes, 6.79% due 8/15/2009

--------------------------------------------------------------------------------------------------------------------
                                        Total Investments in Notes (Cost - $1,000,000,000)             1,000,000,000

--------------------------------------------------------------------------------------------------------------------

                                        Total Investments (Cost - $1,000,000,000) - 92.3%               1,000,000,000
                                        Unrealized Appreciation on Reverse Repurchase Agreement - 5.7%     61,676,260
                                        Unrealized Depreciation on Interest Rate Swaps-Net - 0.0%             (51,461)
                                        Other Assets Less Liabilities - 2.0%                               21,983,295
                                                                                                       --------------
                                        Net Assets - 100.0%                                            $1,083,608,094
                                                                                                       ==============

See Notes to Financial Statements.